245 Summer Street

Fidelity® Investments

Boston, MA 02210

July 1, 2024

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Summer Street Trust (the trust): File Nos. 002-58542 and 811-02737

Fidelity Capital & Income Fund

Fidelity Focused High Income Fund

Fidelity Global High Income Fund

Fidelity Healthy Future Fund

Fidelity High Income Fund

Fidelity SAI High Income Fund

Fidelity Series High Income Fund

Fidelity Short Duration High Income Fund

Fidelity U.S. Low Volatility Equity Fund

Fidelity Women's Leadership Fund

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Margaret Carey

Margaret Carey

Secretary of the Trust